                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-5972
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  May 11, 2001
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.] Form 13F File Number Name 28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

Navellier Management, Inc.
FORM 13F
March 31, 2001

                                                                                                                Voting Authority
                                                                                                            -----------------------
                                                            Value    Shares/ Sh/  Put/ Invstmt
Name of Issuer                  Title of class    CUSIP   (x$1000)   Prn Amt Prn  Call Dscretn   Managers     Sole    Shared   None
------------------------------  --------------  --------- --------   ------- ---  ---- -------   ---------- --------  -------- ----
ALLIANT TECHSYSTEMS INC         COM             018804104     3099     35000 SH        Sole                    35000
ALZA Corp.- Class A             COM             022615108     6541    161500 SH        Sole                   161500
Abercrombie & Fitch             COM             002896207     8129    248600 SH        Sole                   248600
Airtran Holdings                COM             00949P108      290     37000 SH        Sole                    37000
Allergan Inc.                   COM             018490102     1127     15200 SH        Sole                    15200
AmerUs Group                    COM             03072M108      303     10000 SH        Sole                    10000
AmeriSource Health              COM             03071P102     7310    149025 SH        Sole                   149025
Amerigas Partners               COM             030975106      201     10000 SH        Sole                    10000
Amvest Cap Plc                  COM             03235E100      866     29850 SH        Sole                    29850
Anadarko Petroleum              COM             032511107     9065    144390 SH        Sole                   144390
Arthur J. Gallagher             COM             363576109     5041    182000 SH        Sole                   182000
B.F. Goodrich                   COM             382388106     9017    235000 SH        Sole                   235000
BJ Service Co.                  COM             055482103      235      3300 SH        Sole                     3300
Baker Hughes                    COM             057224107      918     25275 SH        Sole                    25275
Bank United Corp                COM             065416117       22     90000 SH        Sole                    90000
Barrett Resources Corp          COM             068480201      372      6200 SH        Sole                     6200
Bell Microproducts              COM             078137106      560     49500 SH        Sole                    49500
Bisys Group Inc.                COM             055472104      260      4870 SH        Sole                     4870
Boeing                          COM             097023105      930     16700 SH        Sole                    16700
Cadence Design Sys.             COM             127387108     2773    150000 SH        Sole                   150000
Cal Pine                        COM             131347106     5591    101520 SH        Sole                   101520
Callaway Golf                   COM             131193104      438     19700 SH        Sole                    19700
Cardinal Healthcare             COM             14149Y108      716      7400 SH        Sole                     7400
Catapult Communication          COM             149016107      319     12500 SH        Sole                    12500
Cerner Corp                     COM             156782104      630     18380 SH        Sole                    18380
Charter One Finl. Inc.          COM             160903100     8065    285000 SH        Sole                   285000
Chicos Fas                      COM             168615102      571     17400 SH        Sole                    17400

Chris & Banks                   COM             171046105     5273    175050 SH        Sole                   175050
Ciena Corporation               COM             171779101     7097    170000 SH        Sole                   170000
Cima Labs, Inc.                 COM             171796105     1286     20700 SH        Sole                    20700
Circuit City Stores Carmax Gro  COM             172737306      103     13600 SH        Sole                    13600
Clayton Williams Energy         COM             969490101      844     45600 SH        Sole                    45600
Consol Energy                   COM             20854P109     3490    101150 SH        Sole                   101150
Corinthian Coll.                COM             218868107     1449     36000 SH        Sole                    36000
Cott Corporation                COM             22163N106      357     31200 SH        Sole                    31200
Direct Focus                    COM             254931108     1860     74400 SH        Sole                    74400
Dominion Resources              COM             25746U109     1089     16890 SH        Sole                    16890
Dupont Photomsk                 COM             26613X101      254      5800 SH        Sole                     5800
Dynegy Inc.                     COM             26816Q101     5930    116250 SH        Sole                   116250
EOG Res Inc.                    COM             26875p101     3340     81000 SH        Sole                    81000
El Paso Corp.                   COM             28336L109     1429     21883 SH        Sole                    21883
Emulex Corp.                    COM             292475209     2726    144900 SH        Sole                   144900
Engineered Support Systems Inc  COM             292866100      492     25375 SH        Sole                    25375
Equitable Resources Inc.        COM             294549100     6900    100000 SH        Sole                   100000
Exelon Corp                     COM             30161n101     1404     21400 SH        Sole                    21400
Federated Investors             COM             314211103     9435    332800 SH        Sole                   332800
Fidelity Nat Finl.              COM             316326107     6585    246000 SH        Sole                   246000
First American Financial        COM             318522307     3120    120000 SH        Sole                   120000
Forest Labs Inc.Com             COM             345838106     3012     50850 SH        Sole                    50850
Forward Air Corp                COM             349853101      458     14000 SH        Sole                    14000
General Mills Inc               COM             370334104     1095     25470 SH        Sole                    25470
Genesco                         COM             371532102      822     30000 SH        Sole                    30000
Gentiva Health Services Inc     COM             37247A102      572     30000 SH        Sole                    30000
HS Res Inc.                     COM             404297103     3375     75000 SH        Sole                    75000
Harley Davidson Inc.            COM             412822108     1267     33380 SH        Sole                    33380
Harleysville Group              COM             412824104     2512    113200 SH        Sole                   113200
Helmerich & Payne               COM             423452101     8138    175770 SH        Sole                   175770
Henry Jack                      COM             426281101     1895     80000 SH        Sole                    80000
Hillenbrand Industries          COM             431573104     6278    130000 SH        Sole                   130000
Hollywood Casino                COM             436132203      315     35000 SH        Sole                    35000
Hot Topic Inc.                  COM             441339108     1705     60900 SH        Sole                    60900
Hovnanian Entprs Inc            COM             442487203      431     30000 SH        Sole                    30000
Integrated Device Technology I  COM             458118106     4668    157650 SH        Sole                   157650
International Game Technology   COM             459902102     3776     75000 SH        Sole                    75000

Interpool Inc.                  COM             46062r108      291     20000 SH        Sole                    20000
Intl Rectifier                  COM             460254105      202      5000 SH        Sole                     5000
Inverness Medical               COM             461268104     2240     86000 SH        Sole                    86000
J.JILL, GROUP                   COM             466189107      229     13100 SH        Sole                    13100
Jacobs Engr Group               COM             469814107     2424     41800 SH        Sole                    41800
KEITH COMPANIES (THE)           COM             487539108      277     13200 SH        Sole                    13200
Key Production Co.              COM             493138101     1376     66300 SH        Sole                    66300
Knightsbridge Tankers LTD       COM             G5299G106     3788    155000 SH        Sole                   155000
L3 Communications               COM             502424104     7974    101000 SH        Sole                   101000
Laboratory Corp of American HL  COM             50540R409     6217     51700 SH        Sole                    51700
Lennar Corp                     COM             526057104    12658    317550 SH        Sole                   317550
Lifepoint Hospital              COM             53219L109      669     18700 SH        Sole                    18700
Lincare Holdings                COM             532791100      236      4460 SH        Sole                     4460
Loews Corp                      COM             540424108     2909     48960 SH        Sole                    48960
MDU Resources Group Inc.        COM             552690109     1786     50000 SH        Sole                    50000
Mentor Graphics                 COM             587200106     2227    108000 SH        Sole                   108000
Meritage Corp.                  COM             612502104      590     20000 SH        Sole                    20000
Metro One Telecomm Inc.         COM             59163F105      327     10000 SH        Sole                    10000
Micromuse Inc.                  COM             595094103     3779    100000 SH        Sole                   100000
Mitchell Energy & Development   COM             606592202    13681    260600 SH        Sole                   260600
NVIDIA Corp                     COM             67066G104      300      4625 SH        Sole                     4625
NVR Inc                         COM             62944T105     2168     13300 SH        Sole                    13300
Nabors Inds Inc.                COM             629568106     5626    108525 SH        Sole                   108525
Netegrity Inc.                  COM             64110P107      460     18700 SH        Sole                    18700
Newport Corp.                   COM             651824104      998     34100 SH        Sole                    34100
ONEOK INC.                      COM             682680103     1636     40000 SH        Sole                    40000
Oakley Inc.                     COM             673662102     1777    100000 SH        Sole                   100000
Offshore Logistics              COM             676255102     5389    217200 SH        Sole                   217200
Old Republic Intl.              COM             680223104     7668    270000 SH        Sole                   270000
PPL Corp                        COM             69351T106     5363    122000 SH        Sole                   122000
Park Electrochemical            COM             700416209     2976    131700 SH        Sole                   131700
Patina Oil & Gas                COM             703224105     2299     86100 SH        Sole                    86100
Patterson Energy                COM             703414102      462     14600 SH        Sole                    14600
Penn Engin                      COM             707389300      298      7700 SH        Sole                     7700
Philip Morris                   COM             718154107      996     21000 SH        Sole                    21000
Planar Systems Inc.             COM             726900103      240     18800 SH        Sole                    18800
Precision Castparts             COM             740189105     5024    152000 SH        Sole                   152000

Prima Energy                    COM             741901201     2764     91200 SH        Sole                    91200
Quest Diagnostics               COM             74834L100    10158    114300 SH        Sole                   114300
Questar Corp.                   COM             748356102     4987    182000 SH        Sole                   182000
Rehabcare                       COM             759148109      268      6500 SH        Sole                     6500
Reliant Energy Inc.             COM             75952J108      312      6890 SH        Sole                     6890
Rent A Center                   COM             76009N100     2903     63200 SH        Sole                    63200
SCOTTISH ANNUITY                COM             G7885T104      390     27100 SH        Sole                    27100
SEI Investments                 COM             784117103     4990    160000 SH        Sole                   160000
SYSCO                           COM             871829107     1074     40500 SH        Sole                    40500
Scholastic Corp.                COM             807066105      285      7900 SH        Sole                     7900
Scientific Atlanta              COM             808655104      228      5480 SH        Sole                     5480
Seitel Inc.                     COM             816074306      744     40000 SH        Sole                    40000
Shuffle Master                  COM             825549108     5463    216900 SH        Sole                   216900
Southwest Airlines              COM             844741108     5131    289085 SH        Sole                   289085
Southwest Banc Tex.             COM             84476R109      320     10200 SH        Sole                    10200
St. Jude Med Inc.               COM             790849103     5493    102000 SH        Sole                   102000
Stein Mart                      COM             858375108      328     30000 SH        Sole                    30000
SunGard Data Sys.               COM             867363103      246      4990 SH        Sole                     4990
Symmetricom                     COM             871543104      621     51200 SH        Sole                    51200
Taro Pharmaceutical Inds Ltd    COM             M8737E108      667     15300 SH        Sole                    15300
Technitrol, Inc.                COM             878555101      696     27970 SH        Sole                    27970
Teekay Shipping                 COM             Y8564W103      690     16200 SH        Sole                    16200
Tenet Healthcare                COM             88033G100     3627     82440 SH        Sole                    82440
The Wet Seal, Inc.              COM             961840105      577     22500 SH        Sole                    22500
Toll Brothers                   COM             889478103      708     18400 SH        Sole                    18400
Trigon Healthcare               COM             89618L100      319      6190 SH        Sole                     6190
Tyco Int'l                      COM             902124106      656     15170 SH        Sole                    15170
U.S.PHYSICAL THERAPY            COM             90337L108      289     22200 SH        Sole                    22200
USEC, Inc.                      COM             90333E108      182     21200 SH        Sole                    21200
Ultratech Stepper               COM             904034105     1847     75000 SH        Sole                    75000
Unit Corp.                      COM             909218109      662     40000 SH        Sole                    40000
United Health Gp                COM             91324p102     1393     23500 SH        Sole                    23500
Universal Health Services       COM             913903100    10146    114900 SH        Sole                   114900
Vertex Pharm                    COM             92532F100      956     26100 SH        Sole                    26100
Washington Mutual               COM             939322103     7597    138750 SH        Sole                   138750
WellPoint Health Networks Inc.  COM             94973H108      298      3130 SH        Sole                     3130
137 DATA RECORDS                                            363745           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED